Disclosure of restricted share units and performance share units (Details) - Restricted share unit [Member]	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of share units, beginning of year | Share	711,936	480,302
Weighted average exercise price of share units, beginning of year | $	$ 10.16	$ 12.17
Number of units granted during the year | Share	442,353	376,473
Weighted average exercise price share units granted | $	$ 13.83	$ 9.48
Number of units vested during the year | Share	(457,408)	(98,182)
Weighted average exercise price of share units vested | $	$ 11.67	$ 16.38
Number of units forfeited during the year | Share	(39,154)	(46,657)
Weighted average exercise price of share units forfeited | $	$ 11.62	$ 12.20
Number of share units, end of year | Share	657,727	711,936
Weighted average exercise price of share units, end of year | $	$ 11.50	$ 10.16